Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
Total	$ 514,489	$ 570,365
Non-impaired mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	502,264	570,365
Below 1.0
Mortgage Loans on Real Estate [Line Items]
Total	25,086	27,383
1.0 - 1.25
Mortgage Loans on Real Estate [Line Items]
Total	68,687	99,713
1.26 - 1.50
Mortgage Loans on Real Estate [Line Items]
Total	155,452	150,877
Above 1.50
Mortgage Loans on Real Estate [Line Items]
Total	$ 253,039	$ 292,392